UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/13 (Unaudited)

CORPORATE BONDS AND NOTES (40.3%)(a)
			Principal amount	Value

Basic materials (3.2%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$40,000	$43,400

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			95,000	117,706

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	90,450

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			65,000	66,381

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			90,000	91,913

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			215,000	231,663

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			10,000	10,050

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	37,538

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			65,000	66,625

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	154,350

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			100,000	106,000

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			115,000	124,775

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			15,000	15,113

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			60,000	62,550

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	35,525

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			160,000	169,200

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			75,000	79,125

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	152,625

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			65,000	65,650

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			55,000	57,269

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			155,000	182,125

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			165,000	174,900

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			40,000	41,600

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			30,000	31,200

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			65,000	66,138

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			90,000	93,938

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018			45,000	46,969

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			150,000	167,625

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			35,000	38,675

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			105,000	106,050

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			120,000	109,800

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	105,000	138,257

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$25,000	25,500

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			160,000	184,400

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			55,000	62,013

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			45,000	48,488

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			5,000	5,375

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	68,900

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			35,000	36,120

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			110,000	122,925

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			35,000	36,663

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			85,000	87,338

PQ Corp. 144A sr. notes 8 3/4s, 2018			80,000	85,200

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			85,000	94,563

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			85,000	91,800

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			55,000	61,188

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			65,000	65,488

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			60,000	66,300

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			100,000	110,250

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			20,000	21,800

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			25,000	27,188

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			10,000	10,400

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			135,000	152,888

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			110,000	108,075

USG Corp. sr. unsec. notes 9 3/4s, 2018			80,000	94,200

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			110,000	114,400

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			65,000	80,772

				4,837,419
Capital goods (2.6%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			175,000	187,688

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			270,000	308,475

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	100,000	139,836

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$35,000	38,588

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			80,000	84,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023			25,000	24,000

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			70,000	76,650

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			130,000	150,150

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			125,000	130,313

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			65,000	67,925

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	58,750

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			170,000	192,100

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			15,000	16,913

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			70,000	68,425

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			90,000	95,513

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			130,000	140,075

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			110,000	70,950

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			105,000	109,200

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			85,000	92,650

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			245,000	321,179

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			40,000	42,500

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			70,000	69,038

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			12,000	13,560

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			200,000	206,000

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			170,000	181,900

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	216,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			60,000	60,900

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	126,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			50,000	54,125

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			100,000	109,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,813

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			155,000	163,913

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			145,000	158,050

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			140,000	152,775

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			90,000	91,800

				4,045,754
Communication services (5.9%)

Adelphia Communications Corp. escrow bonds zero %, 2014			235,000	1,763

Adelphia Communications Corp. escrow bonds zero %, 2013			20,000	150

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			75,000	81,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			140,000	163,100

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	39,638

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			40,000	45,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			145,000	155,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			50,000	50,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	77,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			35,000	37,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			40,000	39,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			115,000	122,906

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	25,844

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			20,000	21,250

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			10,000	10,238

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			120,000	126,300

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			665,000	771,400

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			110,000	117,568

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			10,000	10,688

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			160,000	159,600

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			45,000	48,825

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			80,000	81,000

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			65,000	72,638

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			35,000	37,363

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	213,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	171,600

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	134,550

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			185,000	195,638

Equinix, Inc. sr. unsec. notes 7s, 2021			60,000	66,900

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			35,000	40,775

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			80,000	91,600

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			150,000	172,688

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	31,500

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			130,000	142,025

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			145,000	162,038

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	104,381

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			50,000	52,063

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			348,000	368,184

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			215,000	230,050

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			265,000	278,581

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	88,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			85,000	93,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			100,000	105,250

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			55,000	60,775

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			85,000	92,438

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			125,000	136,250

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			145,000	153,338

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			120,000	125,700

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			20,000	20,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)			25,000	22,500

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			100,000	83,500

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			35,000	38,763

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			95,000	92,388

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			160,000	182,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			80,000	82,000

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	79,895

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			$90,000	97,513

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			115,000	132,113

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	75,621

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			36,000	39,420

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			35,000	36,400

Sprint Capital Corp. company guaranty 6 7/8s, 2028			260,000	260,000

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			130,000	149,825

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			325,000	351,000

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			95,000	111,150

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			60,000	65,100

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			225,000	273,375

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			195,000	199,875

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)		CAD	75,000	80,648

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			$90,000	98,775

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			65,000	70,525

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			205,000	231,138

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			80,000	83,400

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			144,229	152,162

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			55,000	54,313

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			35,000	37,975

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			95,000	95,713

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	74,750

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			75,000	80,625

				9,082,507
Consumer cyclicals (8.5%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,800

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			50,000	27,750

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			135,000	103,950

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			65,000	55,575

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			130,000	150,150

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			228,000	228,285

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	18,197

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			50,000	54,250

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	45,950

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			35,000	37,975

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			90,000	97,538

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			60,000	66,600

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			15,000	16,200

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			50,000	52,938

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			150,000	150,939

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			30,000	30,788

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			60,000	65,100

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			130,000	139,100

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	108,000

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	48,150

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			50,000	53,375

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			40,000	43,300

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			150,000	167,438

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			40,000	40,650

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			27,000	16,740

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 8 1/2s, 2020			90,000	85,500

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			205,000	214,225

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			365,000	351,313

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			55,000	60,638

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			80,000	87,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	22,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			60,000	60,000

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			50,000	50,000

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			45,000	50,063

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	226,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			50,000	56,100

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			30,000	30,450

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	67,050

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			15,000	14,944

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017			182,970	199,437

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016			60,000	63,750

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			120,000	119,100

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			255,000	256,275

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			230,000	244,375

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			100,000	105,500

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			145,000	146,450

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			95,000	97,375

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			110,000	128,425

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			72,000	78,840

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	176,138

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			30,000	30,525

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			200,000	226,252

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			45,000	43,875

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	80,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	155,000	157,863

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$105,000	106,313

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	93,713

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			37,000	39,590

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			150,000	154,125

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			95,000	106,638

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			65,000	64,675

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			75,000	82,125

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	97,200

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			165,000	192,638

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	47,869

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			30,000	33,975

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			70,000	77,175

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			130,000	148,850

L Brands, Inc. sr. notes 5 5/8s, 2022			50,000	53,500

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			75,000	81,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			220,000	243,650

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			40,000	40,000

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	42,600

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			210,000	232,050

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			68,000	78,167

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			200,000	14,000

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			130,000	144,300

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			90,000	89,775

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			185,000	211,131

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			100,000	110,000

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			75,000	81,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	82,775

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	74,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			25,000	27,063

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			147,000	153,800

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			292,907	314,509

Navistar International Corp. sr. notes 8 1/4s, 2021			189,000	194,670

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			140,000	147,350

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			140,000	145,600

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			110,000	113,438

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			100,000	106,500

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			105,000	114,188

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			40,000	44,000

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			60,000	60,300

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			140,000	155,400

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			35,000	38,325

Owens Corning company guaranty sr. unsec. notes 9s, 2019			38,000	48,450

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			95,000	100,106

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			65,000	71,013

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			60,000	61,650

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			35,000	36,619

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			140,000	162,575

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			80,000	90,000

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			25,000	29,000

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	38,413

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	28,313

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			120,000	136,800

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			45,000	44,775

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023(FWC)			45,000	45,113

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			75,000	74,063

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			85,000	93,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	156,600

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			100,000	103,500

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			60,000	52,800

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			200,000	224,500

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			100,000	110,250

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			40,000	39,800

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			45,000	46,913

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			80,000	80,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			5,000	5,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,750

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			95,000	102,125

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			20,000	20,100

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	23,310

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			45,000	45,338

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			119,000	132,685

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			10,000	10,788

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			110,000	116,463

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			120,000	113,700

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			30,050	31,102

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,975

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			110,000	119,075

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			115,000	125,925

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018			60,000	66,000

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			95,000	97,732

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			210,000	223,125

				12,955,674
Consumer staples (2.8%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			35,000	40,994

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			30,000	32,663

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023			45,000	45,450

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			60,000	60,000

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	84,750

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			30,000	33,863

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			120,000	128,700

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			30,000	31,350

Claire's Stores, Inc. 144A sr. notes 9s, 2019			140,000	157,850

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	29,475

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			10,000	9,750

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	167,113

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	56,125

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			30,000	30,450

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			25,000	25,094

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	145,925

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			80,000	92,200

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	107,231

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			235,000	264,375

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			105,000	116,944

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			135,000	133,988

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	48,938

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			60,000	65,175

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			50,000	52,750

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	110,000	150,285

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$60,000	64,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			40,000	43,900

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			135,000	144,788

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			65,000	68,900

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			150,000	163,125

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			58,000	62,930

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			55,000	61,325

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			50,000	55,688

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			135,000	145,800

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			140,000	142,450

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			40,000	45,850

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			65,000	66,788

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			250,000	258,750

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			95,000	107,231

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	39,375

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	38,763

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			90,000	102,375

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			205,000	226,781

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			110,000	121,825

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			165,000	185,831

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			45,000	48,263

				4,306,676
Energy (5.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	47,700

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,450

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			165,000	162,938

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			45,000	40,275

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			75,000	67,500

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			196,000	203,350

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			35,000	37,188

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			60,000	64,275

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			90,000	99,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			225,000	245,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	97,325

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	138,125

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			85,000	94,775

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	31,200

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	120,750

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			110,000	115,500

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	130,950

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			65,000	66,544

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	51,625

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	60,900

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			215,000	237,575

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			130,000	139,100

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			205,000	212,175

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			45,000	45,450

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	247,250

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			40,000	42,800

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			60,000	61,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			95,000	106,163

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	71,338

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			200,000	199,000

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			75,000	79,500

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			85,000	89,675

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			80,000	78,400

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			244,000	259,860

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			185,000	190,088

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			105,000	111,563

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			265,000	269,638

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	10,750

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			130,000	139,750

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			60,000	65,400

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			135,000	136,688

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			175,000	196,875

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			40,000	44,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	181,200

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			115,000	117,013

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			90,000	90,675

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			45,000	39,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			75,000	77,625

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			55,000	56,375

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			120,000	98,400

Murray Energy Corp. 144A company guaranty sr. notes 8 5/8s, 2021			10,000	10,325

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			95,000	101,650

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	93,375

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			170,000	176,800

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			65,000	70,363

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			120,000	130,102

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			90,000	92,925

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			90,000	102,600

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,775

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			85,000	90,950

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			190,000	194,750

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			175,000	195,563

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			40,000	42,400

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	54,125

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			45,000	45,675

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			135,000	148,500

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			35,000	35,088

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			185,000	206,275

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			45,000	47,138

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			245,000	255,413

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			30,000	30,900

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			40,000	41,800

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			100,000	105,500

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			55,000	58,988

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	54,625

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	22,000

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			83,000	89,433

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			25,000	26,875

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			95,000	100,700

Whiting Petroleum Corp. company guaranty notes 7s, 2014			90,000	92,700

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	89,233

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			40,000	43,100

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			145,000	154,063

				8,623,055
Financials (4.2%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			115,000	121,325

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			70,000	69,650

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			55,000	56,238

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			95,000	102,363

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	99,049

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	71,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	71,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	75,888

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	76,050

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			100,000	131,000

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			50,000	47,000

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			35,000	37,800

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			160,000	169,760

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			20,000	19,950

CIT Group, Inc. sr. unsec. notes 5s, 2022			100,000	106,500

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	86,200

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			75,000	80,625

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	151,875

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			185,000	200,263

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	40,000	52,175

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$45,000	44,775

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			65,000	70,850

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			110,000	108,350

Dresdner Funding Trust I 144A bonds 8.151s, 2031			240,000	255,600

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			175,000	183,750

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			75,000	68,438

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			135,000	151,515

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	58,424

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			20,000	21,350

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			240,000	254,400

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			80,000	87,200

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			120,000	128,400

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			45,000	46,800

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			40,000	39,600

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			70,000	75,600

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			85,000	98,600

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			30,000	31,350

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	89,625

Lloyds TSB Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	100,000	232,828

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			$50,000	55,250

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			65,000	71,175

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			85,000	91,056

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			30,000	34,350

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	109,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019			20,000	22,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			50,000	51,000

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			75,000	80,063

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			50,000	52,875

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			85,000	91,163

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			160,000	168,000

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			120,000	125,100

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			95,000	110,438

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			75,000	85,313

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			120,000	122,100

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	67,200

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			200,000	216,500

Royal Bank of Scotland PLC (The) jr. sub. FRN notes Ser. MTN, 7.64s, perpetual maturity (United Kingdom)			100,000	96,500

Royal Bank of Scotland PLC (The) jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			265,000	278,913

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			290,000	321,900

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	305,694

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			55,000	53,075

				6,484,031
Health care (3.0%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	62,550

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			135,000	138,152

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	103,788

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			130,000	136,825

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			130,000	139,263

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	100,000	147,616

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$140,000	143,850

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			95,000	99,513

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	44,000

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			200,000	229,500

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			100,000	109,000

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			70,000	75,250

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			95,000	104,263

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			215,000	234,350

HCA, Inc. sr. notes 6 1/2s, 2020			355,000	401,150

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	35,025

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			190,000	204,013

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			100,000	104,500

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	52,875

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			50,000	53,625

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			120,000	136,950

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			180,000	197,100

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			65,000	67,600

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			95,000	106,400

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	76,300

Service Corporation International sr. notes 7s, 2019			50,000	54,000

Service Corporation International sr. notes 7s, 2017			65,000	74,263

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			200,000	212,500

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			85,000	91,375

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	83,200

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			131,119	131,775

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	91,800

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			225,000	249,188

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			30,000	29,475

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			95,000	92,150

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			80,000	89,400

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	21,550

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	48,038

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/4s, 2017			20,000	21,100

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			120,000	128,100

				4,621,372
Technology (1.7%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			25,000	20,063

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			65,000	54,600

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			215,000	200,488

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			36,350	37,441

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			20,000	20,600

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			65,000	74,588

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			125,000	143,750

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			100,000	108,750

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			205,000	223,963

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			180,000	190,800

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			145,000	152,975

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			80,000	81,800

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			85,000	82,238

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			84,000	94,920

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			49,000	54,023

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			155,000	168,563

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			60,000	67,650

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			55,000	64,488

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	50,231

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			25,000	27,156

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			446,000	419,240

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			70,000	73,675

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	104,500

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			120,000	131,100

				2,647,602
Transportation (0.5%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			200,000	215,250

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			167,000	182,865

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			100,000	107,250

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			180,000	205,650

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			90,000	94,725

				805,740
Utilities and power (2.3%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			55,000	66,000

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			85,000	99,663

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			145,000	169,650

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			45,000	44,213

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			90,000	98,775

Calpine Corp. 144A sr. notes 7 1/4s, 2017			166,000	173,470

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			95,000	112,927

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			155,000	167,013

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			175,000	219

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	111,375

El Paso Natural Gas Co. debs. 8 5/8s, 2022			40,000	54,199

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			122,000	138,928

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			125,000	142,344

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			293,000	332,189

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			155,000	177,863

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			45,000	48,488

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			35,000	39,025

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			195,000	221,325

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			65,000	68,575

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			40,000	39,431

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	113,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			180,000	203,400

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	29,188

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			45,000	50,175

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	362,375

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			70,000	85,024

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			84,000	95,340

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	78,750

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			95,000	94,050

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			15,000	19,498

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			75,000	24,000

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			60,000	47,100

				3,507,572

Total corporate bonds and notes (cost $57,963,479)				$61,917,402

CONVERTIBLE BONDS AND NOTES (32.0%)(a)
			Principal amount	Value

Basic materials (1.1%)

CEMEX SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			$725,000	$873,625

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			730,000	749,163

				1,622,788
Capital goods (2.4%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			670,000	877,700

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			740,000	917,600

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			630,000	628,425

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			655,000	668,919

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			530,000	633,350

				3,725,994
Communication services (2.0%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			199,000	219,771

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			470,000	1,167,950

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			857,000	870,926

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			645,000	890,906

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			1,160,000	2,900

				3,152,453
Consumer cyclicals (8.4%)

Callaway Golf Co. 144A cv. sr. unsec. bonds 3 3/4s, 2019			603,000	664,385

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	438,685

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			881,000	1,608,376

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			732,000	838,598

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			412,000	504,443

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			2,280,000	1,208,400

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			503,000	835,609

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 3/4s, 2043			833,000	878,565

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			400,000	431,250

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,350,000	1,534,781

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			480,000	756,300

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			710,000	942,081

Toll Brothers, Inc. 144A cv. company guaranty sr. unsec. notes 1/2s, 2032			510,000	545,088

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			195,000	428,942

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			622,000	1,223,785

				12,839,288
Consumer staples (1.0%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			470,000	672,100

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			740,000	859,325

				1,531,425
Energy (3.6%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			2,230,000	2,073,900

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			375,000	406,172

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016			280,000	162,225

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			865,000	860,675

Hornbeck Offshore Services, Inc. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2019			375,000	463,594

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			875,000	753,047

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	3,750

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			615,000	744,150

				5,467,513
Financials (4.1%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			935,000	1,024,293

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			175,000	179,165

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			453,000	527,179

Jefferies Group, LLC cv. sr. unsec. notes 3 7/8s, 2029			825,000	920,391

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)			799,000	775,030

PHH Corp. cv. sr. unsec. notes 4s, 2014			940,000	1,012,850

RAIT Financial Trust cv. sr. unsec. unsub. notes 7s, 2031(R)			392,000	482,650

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.55s, 2018(R)			510,000	546,019

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			835,000	906,497

				6,374,074
Health care (2.7%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			694,000	659,734

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			430,000	430,000

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			445,000	31,150

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)			1,075,000	1,109,938

Opko Health, Inc. 144A cv. sr. unsec. notes 3s, 2033			346,000	344,270

Sequenom, Inc. 144A cv. sr. unsec. notes 5s, 2017			615,000	703,406

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			625,000	860,156

				4,199,694
Technology (6.7%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			794,000	815,835

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			500,000	652,500

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033			1,875,000	2,384,766

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			490,000	578,813

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018			1,600,000	1,768,000

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			990,000	1,313,606

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			1,490,000	1,471,375

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			540,000	543,402

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			745,000	705,422

				10,233,719
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			241,000	69,890

				69,890

Total convertible bonds and notes (cost $46,892,069)				$49,216,838

CONVERTIBLE PREFERRED STOCKS (23.1%)(a)
			Shares	Value

Basic materials (0.6%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			41,185	$865,709

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	657

				866,366
Capital goods (1.4%)

United Technologies Corp. $3.75 cv. pfd.			35,100	2,117,934

				2,117,934
Communication services (1.1%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,348,161

Iridium Communications, Inc. 144A $7.00 cv. pfd.			4,095	409,500

				1,757,661
Consumer cyclicals (3.5%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			45,325	1,183,889

General Motors Co. Ser. B, $2.375 cv. pfd.			38,435	1,880,913

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			910	1,134,656

Stanley Black & Decker, Inc. $4.75 cv. pfd.			8,717	1,142,799

				5,342,257
Consumer staples (0.8%)

Bunge, Ltd. $4.875 cv. pfd.			6,235	637,529

Post Holdings, Inc. 144A $3.75 cv. pfd.			5,894	635,845

				1,273,374
Energy (1.4%)

Apache Corp. Ser. D, $3.00 cv. pfd.			9,595	450,365

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,617	1,774,658

				2,225,023
Financials (9.5%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			28,010	779,028

AMG Capital Trust II $2.575 cv. pfd.			31,375	1,774,648

Bank of America Corp. Ser. L, 7.25% cv. pfd.			2,653	3,213,375

EPR Properties Ser. C, $1.44 cv. pfd.			51,300	1,223,187

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			20,775	1,347,778

Huntington Bancshares Ser. A, 8.50% cv. pfd.			844	1,144,380

MetLife, Inc. $3.75 cv. pfd.			29,905	1,592,740

OFG Bancorp 144A 8.75% cv. pfd. (Puerto Rico)			620	1,042,220

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,545	1,935,113

Wintrust Financial Corp. $3.75 cv. pfd.			10,190	556,374

				14,608,843
Health care (0.7%)

HealthSouth Corp. Ser. A, 6.50% cv. pfd.			895	1,109,632

				1,109,632
Technology (0.2%)

Unisys Corp. Ser. A, 6.25% cv. pfd.			4,588	269,832

				269,832
Transportation (1.9%)

Continental Financial Trust II $3.00 cv. pfd.			18,090	871,712

Genesee & Wyoming, Inc. $5.00 cv. pfd.			5,938	743,438

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			88,585	1,272,249

				2,887,399
Utilities and power (2.0%)

AES Trust III $3.375 cv. pfd.			18,460	927,039

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	63,606

NextEra Energy, Inc. $2.799 cv. pfd.			15,700	858,790

PPL Corp. $4.375 cv. pfd.			22,270	1,199,240

				3,048,675

Total convertible preferred stocks (cost $30,756,753)				$35,506,996

COMMON STOCKS (1.1%)(a)
			Shares	Value

Air Methods Corp.			1,865	$69,826

CIT Group, Inc.(NON)			936	43,131

Citigroup, Inc.			5,036	261,822

Deepocean Group (Shell) (acquired 6/9/11, cost $131,921) (Norway)(RES)			9,082	136,230

DISH Network Corp. Class A			2,080	80,163

FelCor Lodging Trust, Inc.(NON)(R)			8,485	52,268

General Motors Co.(NON)			2,830	95,909

Gulfport Energy Corp.(NON)			2,512	119,797

Harry & David Holdings, Inc.(NON)			124	15,500

Healthways, Inc.(NON)			2,800	37,660

Huntsman Corp.			3,180	61,851

Kodiak Oil & Gas Corp.(NON)			11,230	98,599

LyondellBasell Industries NV Class A			1,045	69,649

Manitowoc Co., Inc. (The)			3,415	71,749

Newfield Exploration Co.(NON)			1,350	32,117

NII Holdings, Inc.(NON)			6,770	52,197

Quicksilver Resources, Inc.(NON)			4,455	9,890

Quintiles Transnational Corp.(NON)			877	38,623

Rite Aid Corp.(NON)			44,207	129,969

Terex Corp.(NON)			2,105	75,506

Trump Entertainment Resorts, Inc.(NON)			152	380

Vantage Drilling Co.(NON)			60,983	117,087

W.R. Grace & Co.(NON)			985	83,242

Total common stocks (cost $1,837,955)				$1,753,165

UNITS (0.9%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			1,540,000	$1,432,200

Total units (cost $1,269,401)				$1,432,200

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			146	$143,135

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	181,016

M/I Homes, Inc. $2.438 pfd.(NON)			2,490	61,877

Total preferred stocks (cost $347,144)				$386,028

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	168,777	$1

Total warrants (cost $33,755)				$1

SHORT-TERM INVESTMENTS (1.8%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)			2,828,776	$2,828,776

Total short-term investments (cost $2,828,776)				$2,828,776

TOTAL INVESTMENTS

Total investments (cost $141,929,332)(b)				$153,041,406

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $1,183,453) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	7/17/13	$33,724	$34,331	$607
Barclays Bank PLC
	British Pound	Sell	6/19/13	226,975	224,227	(2,748)
Deutsche Bank AG
	Euro	Sell	6/19/13	148,573	148,662	89
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/17/13	39,506	40,205	699
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/17/13	149,352	151,976	2,624
UBS AG
	Euro	Buy	6/19/13	9,879	9,871	8
WestPac Banking Corp.
	Canadian Dollar	Sell	7/17/13	71,400	72,675	1,275
	Euro	Sell	6/19/13	501,223	501,506	283

Total						$2,837

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $153,685,088.
(b)	The aggregate identified cost on a tax basis is $141,921,176, resulting in gross unrealized appreciation and depreciation of $15,912,762 and $4,792,532, respectively, or net unrealized appreciation of $11,120,230.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $136,230, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,399,844	$12,919,933	$17,319,777	$4,043	$—
	Putnam Short Term Investment Fund *	—	10,670,367	7,841,591	418	2,828,776
	Totals	$4,399,844	$23,590,300	$25,161,368	$4,461	$2,828,776
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $41,069 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,748 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$214,742	$—	$—
Capital goods	147,255	—	—
Communication services	132,360	—	—
Consumer cyclicals	148,177	380	—
Consumer staples	129,969	15,500	—
Energy	377,490	136,230	—
Financials	304,953	—	—
Health care	146,109	—	—
Total common stocks	1,601,055	152,110	—
Convertible bonds and notes	—	49,124,648	92,190
Convertible preferred stocks	2,117,934	33,388,405	657
Corporate bonds and notes	—	61,917,402	—
Preferred stocks	—	386,028	—
Units	—	1,432,200	—
Warrants	—	1	—
Short-term investments	2,828,776	—	—

Totals by level	$6,547,765	$146,400,794	$92,847

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,837	$—

Totals by level	$—	$2,837	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$5,585	$2,748
Equity contracts	1	—

Total	$5,586	$2,748

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$1,200,000
Warrants (number of warrants)	170,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013